UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust (formerly Investment Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Small Cap Core Fund

(formerly Scudder Small Company Stock Fund)

	Shares	Value ($)

Common Stocks 97.2%
Consumer Discretionary 13.9%
Auto Components 2.1%
American Axle & Manufacturing Holdings, Inc.	60,900	1,116,296
ArvinMeritor, Inc.	65,400	941,106
CSK Auto Corp.*	67,600	1,019,408
Modine Manufacturing Co.	22,800	743,052

		3,819,862
Distributors 0.4%
Audiovox Corp. "A"*	48,900	677,754
Diversified Consumer Services 0.5%
Alderwoods Group, Inc.*	54,800	869,676
Hotels Restaurants & Leisure 2.3%
Ameristar Casinos, Inc.	45,800	1,039,660
CKE Restaurants, Inc.	70,700	955,157
Dominos Pizza, Inc.	10,900	263,780
LIFE TIME FITNESS, Inc.*	27,900	1,062,711
MTR Gaming Group, Inc.*	26,000	270,660
Multimedia Games, Inc.* (a)	75,800	701,150

		4,293,118
Household Durables 0.7%
American Woodmark Corp.	29,200	723,868
WCI Communities, Inc.*	18,000	483,300

		1,207,168
Internet & Catalog Retail 0.1%
Blair Corp.	4,700	183,018
Leisure Equipment & Products 0.3%
Callaway Golf Co.	28,100	388,904
Escalade, Inc.	12,500	147,125

		536,029
Media 1.5%
Arbitron, Inc.	24,500	930,510
LodgeNet Entertainment Corp.*	4,200	58,548
Mediacom Communications Corp. "A"*	177,900	976,671
Playboy Enterprises, Inc. "B"*	22,100	306,969
Sinclair Broadcast Group, Inc. "A"	48,400	445,280

		2,717,978
Multiline Retail 0.4%
Bon-Ton Stores, Inc.	32,600	623,638
Retail Ventures, Inc.*	7,700	95,788

		719,426
Specialty Retail 4.4%
Cato Corp. "A"	44,950	964,178
Charlotte Russe Holding, Inc.*	17,900	372,857
Charming Shoppes, Inc.*	34,400	454,080
Genesco, Inc.*	8,900	345,231

Gymboree Corp.*	12,800	299,520
Jos. A. Bank Clothiers, Inc.* (a)	23,300	1,011,453
Movie Gallery, Inc. (a)	129,900	728,739
Pacific Sunwear of California, Inc.*	49,200	1,226,064
Payless ShoeSource, Inc.*	45,200	1,134,520
Select Comfort Corp.*	33,300	910,755
The Buckle, Inc.	4,200	135,408
Trans World Entertainment Corp.*	66,100	376,770

		7,959,575
Textiles, Apparel & Luxury Goods 1.2%
Guess?, Inc.*	19,900	708,440
Perry Ellis International, Inc.*	300	5,700
Phillips-Van Heusen Corp.	12,300	398,520
Steven Madden Ltd.	31,500	920,745
UniFirst Corp.	7,900	245,690

		2,279,095
Consumer Staples 3.9%
Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	8,200	203,360
Longs Drug Stores Corp.	24,700	898,833
Nash Finch Co.	23,800	606,424
Pantry, Inc.*	21,700	1,019,683

		2,728,300
Food Products 1.9%
Chiquita Brands International, Inc.	51,500	1,030,515
Gold Kist, Inc.*	23,500	351,325
J & J Snack Foods Corp.	10,300	611,923
Ralcorp Holdings, Inc.*	10,100	403,091
Sanderson Farms, Inc.	30,800	940,324
Seaboard Corp.	100	151,100

		3,488,278
Personal Products 0.5%
USANA Health Sciences, Inc.* (a)	21,100	809,396
Energy 6.6%
Energy Equipment & Services 0.4%
Veritas DGC, Inc.*	21,600	766,584
Oil, Gas & Consumable Fuels 6.2%
Berry Petroleum Co. "A"	3,400	194,480
Brigham Exploration Co.*	25,900	307,174
Cabot Oil & Gas Corp.	30,800	1,389,080
Callon Petroleum Co.*	47,100	831,315
Comstock Resources, Inc.*	35,200	1,073,952
Energy Partners Ltd.*	44,300	965,297
Frontier Oil Corp.	23,000	863,190
Giant Industries, Inc.*	14,800	769,008
Harvest Natural Resources, Inc.* (a)	50,800	451,104
Houston Exploration Co.*	24,700	1,304,160
KCS Energy, Inc.*	43,000	1,041,460
Penn Virginia Corp.	2,200	126,280
PetroQuest Energy, Inc.*	71,700	593,676
Swift Energy Co.*	26,200	1,180,834
World Fuel Services Corp.	4,700	158,484

		11,249,494

Financials 19.6%
Banks 8.8%
Alabama National BanCorp.	1,800	116,568
AMCORE Financial, Inc.	2,900	88,189
BancFirst Corp.	1,700	134,300
Bank of the Ozarks, Inc. (a)	18,700	690,030
Center Financial Corp.	42,600	1,071,816
City Holding Co.	7,000	251,650
Corus Bankshares, Inc. (a)	25,600	1,440,512
Fidelity Bankshares, Inc.	9,400	307,380
First Community Bancorp.	10,100	549,137
First Financial Bankshares, Inc.	1,466	51,398
First Republic Bank	34,650	1,282,397
FirstFed Financial Corp.*	27,800	1,515,656
Fremont General Corp.	24,700	573,781
Hancock Holding Co.	5,400	204,174
Hanmi Financial Corp.	31,100	555,446
Harbor Florida Bancshares, Inc.	700	25,935
IBERIABANK Corp.	4,400	224,444
Macatawa Bank Corp.	4,000	145,520
Midwest Banc Holdings, Inc.	5,800	129,050
NetBank, Inc.	30,000	215,400
OceanFirst Financial Corp.	5,000	113,800
Oriental Financial Group, Inc.	90,900	1,123,524
Pacific Capital Bancorp.	10,533	374,764
PFF Bancorp, Inc.	34,250	1,045,310
Prosperity Bancshares, Inc.	23,000	661,020
Provident Financial Services, Inc.	11,000	203,610
Republic Bancorp., Inc.	7,670	91,273
S&T Bancorp, Inc.	1,600	58,912
SVB Financial Group*	32,200	1,508,248
Taylor Capital Group, Inc.	2,600	105,040
UMB Financial Corp.	2,900	185,339
W Holding Co., Inc.	30,300	249,369
WesBanco, Inc.	7,500	228,075
WSFS Financial Corp.	9,400	575,750

		16,096,817
Capital Markets 0.1%
Piper Jaffray Companies, Inc.*	4,000	161,600
Consumer Finance 1.3%
ASTA Funding, Inc. (a)	27,300	746,382
CompuCredit Corp.*	22,300	858,104

Euronet Worldwide, Inc.*	29,600	822,880
		2,427,366
Diversified Financial Services 1.4%
Accredited Home Lenders Holding Co.* (a)	14,400	713,952
Apollo Investment Corp.	50,252	901,018
TNS, Inc.*	49,800	955,164

		2,570,134
Insurance 1.7%
Bristol West Holdings, Inc.	21,100	401,533
Navigators Group, Inc.*	12,700	553,847
Safety Insurance Group, Inc.	1,600	64,592

Tower Group, Inc.	36,900	811,062
Zenith National Insurance Corp.	28,250	1,302,890

		3,133,924
Real Estate 6.3%
Alexandria Real Estate Equities, Inc. (REIT)	6,200	499,100
Anthracite Capital, Inc. (REIT)	9,200	96,876
Brandywine Realty Trust (REIT)	17,500	488,425
Colonial Properties Trust (REIT)	12,700	533,146
Commercial Net Lease Realty (REIT)	10,900	222,033
Corporate Office Properties Trust (REIT)	12,800	454,912
Cousins Properties, Inc. (REIT)	7,700	217,910
Equity Lifestyle Properties, Inc. (REIT)	7,100	315,950
Equity One, Inc. (REIT)	10,600	245,072
First Industrial Realty Trust, Inc. (REIT)	14,400	554,400
Glimcher Realty Trust (REIT)	5,900	143,488
Heritage Property Investment Trust (REIT)	12,900	430,860
Highwoods Properties, Inc. (REIT)	18,000	512,100
Home Properties, Inc. (REIT)	12,900	526,320
Impac Mortgage Holdings, Inc. (REIT) (a)	11,900	111,979
Jones Lang LaSalle, Inc.	10,300	518,605
Kilroy Realty Corp. (REIT)	9,200	569,480
LaSalle Hotel Properties (REIT)	7,300	268,056
Lexington Corporate Properties Trust (REIT)	5,700	121,410
Maguire Properties, Inc. (REIT)	14,200	438,780
Mid-America Apartment Communities, Inc. (REIT)	1,700	82,450
Nationwide Health Properties, Inc. (REIT)	24,700	528,580
Newcastle Investment Corp. (REIT)	13,900	345,415
Pennsylvania Real Estate Investment Trust (REIT)	11,900	444,584
PS Business Parks, Inc. (REIT)	4,200	206,640
RAIT Investment Trust (REIT)	16,200	419,904
Redwood Trust, Inc. (REIT)	9,400	387,844
Sovran Self Storage, Inc. (REIT)	9,200	432,124
Sun Communities, Inc. (REIT)	6,800	213,520
Tanger Factory Outlet Centers, Inc. (REIT)	11,000	316,140
Taubman Centers, Inc. (REIT)	8,700	302,325
Washington Real Estate Investment Trust (REIT)	16,500	500,775

		11,449,203
Health Care 12.4%
Biotechnology 2.5%
Albany Molecular Research, Inc.*	57,600	699,840
Alkermes, Inc.*	54,900	1,049,688
Digene Corp.*	23,000	670,910
Encysive Pharmaceuticals, Inc.*	54,500	430,005
Geron Corp.*	50,800	437,388
ImmunoGen, Inc.*	74,900	384,237
Medarex, Inc.*	26,300	364,255

Serologicals Corp.*	30,100	594,174
		4,630,497
Health Care Equipment & Supplies 3.6%
Align Technology, Inc.* (a)	96,900	626,943
Alliance Imaging, Inc.*	89,400	531,930
American Medical Systems Holdings, Inc.*	57,000	1,016,310
Candela Corp.*	8,600	124,184
DJ Orthopedics, Inc.*	13,300	366,814

Hologic, Inc.*	42,400	1,607,808
Integra LifeSciences Holdings*	27,900	989,334
Mentor Corp.	22,500	1,036,800
SurModics, Inc.*	4,400	162,756

		6,462,879
Health Care Providers & Services 3.6%
American Healthways, Inc.*	18,100	819,025
Chemed Corp.	100	4,968
CorVel Corp.*	18,800	357,012
Genesis HealthCare Corp.*	8,300	303,116
Kindred Healthcare, Inc.*	4,000	103,040
LCA-Vision, Inc.	10,300	489,353
Lifeline Systems, Inc.*	5,300	193,768
Magellan Health Services, Inc.*	33,700	1,059,865
MedCath Corp.*	37,000	686,350
Odyssey HealthCare, Inc.*	44,200	823,888
Pediatrix Medical Group, Inc.*	6,400	566,848
Per-Se Technologies, Inc.*	9,700	226,592
United Surgical Partners International, Inc.*	27,700	890,555

		6,524,380
Pharmaceuticals 2.7%
Alpharma, Inc. "A"	29,700	846,747
Bentley Pharmaceuticals, Inc.*	36,600	600,606
Durect Corp.* (a)	85,100	431,457
Enzon Pharmaceuticals, Inc.*	50,500	373,700
Hi-Tech Pharmacal Co., Inc.*	2,200	97,438
Progenics Pharmaceuticals, Inc.*	26,100	652,761
Rigel Pharmaceuticals, Inc.*	29,500	246,620
Salix Pharmaceuticals Ltd.*	13,100	230,298
SuperGen, Inc.*	85,900	433,795
United Therapeutics Corp.*	15,600	1,078,272

		4,991,694
Industrials 14.1%
Aerospace & Defense 1.0%
AAR Corp.*	26,700	639,465
Kaman Corp.	3,700	72,853
Teledyne Technologies, Inc.*	36,600	1,065,060

		1,777,378
Airlines 1.4%
Continental Airlines, Inc. "B"*	44,400	945,720
ExpressJet Holdings, Inc.*	79,500	643,155
Frontier Airlines, Inc.*	47,600	439,824
Republic Airways Holdings, Inc.*	40,900	621,680

		2,650,379
Building Products 1.6%
Eagle Materials, Inc.	12,300	1,505,028
LSI Industries, Inc.	15,000	234,900
Universal Forest Products, Inc.	6,700	370,175
William Lyon Homes, Inc.*	7,900	797,110

		2,907,213
Commercial Services & Supplies 3.4%
Administaff, Inc.	18,700	786,335
American Ecology Corp.	5,900	85,137

Bright Horizons Family Solutions, Inc.*	5,000	185,250
Consolidated Graphics, Inc.*	14,700	695,898
Electro Rent Corp.*	7,900	117,789
Escala Group, Inc.* (a)	9,500	192,660
John H. Harland Co.	39,100	1,470,160
Labor Ready, Inc.*	40,300	839,046
NuCo2, Inc.*	26,600	741,608
Standard Register Co.	19,000	300,390
TeleTech Holdings, Inc.*	62,700	755,535

		6,169,808
Construction & Engineering 2.8%
EMCOR Group, Inc.*	20,200	1,364,106
Granite Construction, Inc.	30,400	1,091,664
Perini Corp.*	5,600	135,240
URS Corp.*	25,700	966,577
Walter Industries, Inc.	6,100	303,292
Washington Group International, Inc.*	24,100	1,276,577

		5,137,456
Electrical Equipment 0.5%
A.O. Smith Corp.	3,500	122,850
C&D Technologies, Inc.	13,100	99,822
General Cable Corp.*	9,600	189,120
Genlyte Group, Inc.*	8,900	476,773

		888,565
Industrial Conglomerates 0.7%
Blount International, Inc.*	62,400	994,032
ESCO Technologies, Inc.*	6,400	284,736

		1,278,768
Machinery 1.1%
Intermec, Inc.*	17,500	591,500
JLG Industries, Inc.	23,800	1,086,708
Mueller Industries, Inc.	12,000	329,040
Sauer-Danfoss, Inc.	5,300	99,693

		2,106,941
Road & Rail 0.5%
US Xpress Enterprises, Inc. "A"*	49,100	853,358
Trading Companies & Distributors 1.1%
Applied Industrial Technologies, Inc.	35,300	1,189,257
BlueLinx Holdings, Inc.	9,800	110,250
GATX Corp.	19,400	699,952

		1,999,459
Information Technology 17.0%
Communications Equipment 1.1%
Avocent Corp.*	17,100	464,949
Comtech Telecommunications Corp.*	22,000	671,880
Ixia*	15,600	230,568
Symmetricom, Inc.*	78,600	665,742

		2,033,139
Computers & Peripherals 2.0%
Advanced Digital Information Corp.*	70,400	689,216
Imation Corp.	21,800	1,004,326
Intergraph Corp.*	24,300	1,210,383

Komag, Inc.*	20,900	724,394

		3,628,319
Electronic Equipment & Instruments 2.4%
Agilysys, Inc.	49,100	894,602
Itron, Inc.*	18,500	740,740
MTS Systems Corp.	12,100	419,144
Plexus Corp.*	45,300	1,030,122
Technitrol, Inc.	43,600	745,560
Trident Microsystems, Inc.*	31,600	568,800

		4,398,968
Internet Software & Services 1.7%
CNET Networks, Inc.*	38,700	568,503
EarthLink, Inc.*	54,500	605,495
j2 Global Communications, Inc.*	12,400	529,976
Redback Networks, Inc.*	14,800	208,088
WebEx Communications, Inc.*	19,400	419,622
Websense, Inc.*	10,700	702,348

		3,034,032
IT Consulting & Services 1.7%
Covansys Corp.*	39,700	540,317
CSG Systems International, Inc.*	39,900	890,568
Intrado, Inc.*	9,700	223,294
Jupitermedia Corp.*	7,200	106,416
ProQuest Co.*	8,000	223,280
StarTek, Inc.	14,500	261,000
TALX Corp.	18,200	831,922

		3,076,797
Semiconductors & Semiconductor Equipment 4.3%
Advanced Energy Industries, Inc.*	52,200	617,526
Cymer, Inc.*	24,400	866,444
Diodes, Inc.*	31,800	987,390
Emulex Corp.*	45,300	896,487
Fairchild Semiconductor International, Inc.*	57,100	965,561
IXYS Corp.*	64,700	756,343
Kulicke & Soffa Industries, Inc.*	33,300	294,372
Micrel, Inc.*	57,600	668,160
MKS Instruments, Inc.*	26,800	479,452
OmniVision Technologies, Inc.*	35,700	712,572
Photronics, Inc.*	43,800	659,628

		7,903,935
Software 3.8%
Altiris, Inc.*	40,500	684,045
Ansoft Corp.*	29,700	1,011,285
Blackbaud, Inc.	56,900	971,852
Internet Security Systems, Inc.*	20,600	431,570
Lawson Software, Inc.*	66,200	486,570
Parametric Technology Corp.*	141,700	864,370
Progress Software Corp.*	18,600	527,868
Quality Systems, Inc.	7,600	583,376
RealNetworks, Inc.*	30,100	233,576
RSA Security, Inc.*	21,800	244,814
SPSS, Inc.*	8,800	272,184
Witness Systems, Inc.*	36,300	714,021

		7,025,531

Materials 5.6%
Chemicals 0.3%
Symyx Technologies, Inc.*	4,500	122,805
Terra Industries, Inc.* (a)	90,700	507,920

		630,725
Construction Materials 0.6%
Texas Industries, Inc.	20,500	1,021,720
Containers & Packaging 0.8%
Greif, Inc. "A"	4,400	291,632
Silgan Holdings, Inc.	33,600	1,213,632

		1,505,264
Metals & Mining 3.6%
Aleris International, Inc.*	24,000	773,760
Carpenter Technology Corp.	16,600	1,169,802
Cleveland-Cliffs, Inc.	5,800	513,706
Commercial Metals Co.	30,900	1,159,986
Metal Management, Inc.	24,000	558,240
Quanex Corp.	22,700	1,134,319
Reliance Steel & Aluminum Co.	17,500	1,069,600
USEC, Inc.	13,200	157,740

		6,537,153
Paper & Forest Products 0.3%
Deltic Timber Corp.	9,200	477,112
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.7%
Alaska Communications Systems Group, Inc. (a)	37,400	379,984
General Communication, Inc. "A"*	58,800	607,404
Golden Telecom, Inc. (a)	22,500	584,100
North Pittsburgh Systems, Inc.	12,300	232,101
Premiere Global Services, Inc.*	87,300	709,749
TALK America Holdings, Inc.*	62,600	540,238

		3,053,576
Wireless Telecommunication Services 0.8%
Centennial Communications Corp.*	42,600	661,152
Syniverse Holdings, Inc.*	10,900	227,810
UbiquiTel, Inc.*	64,600	638,894
USA Mobility, Inc.	2,100	58,212

		1,586,068
Utilities 1.6%
Electric Utilities 1.0%
Cleco Corp.	22,600	471,210
Otter Tail Corp.	5,400	156,492
Sierra Pacific Resources*	98,400	1,283,136

		1,910,838
Gas Utilities 0.4%
New Jersey Resources Corp.	3,400	142,426
South Jersey Industries, Inc.	12,800	372,992
WGL Holdings, Inc.	10,200	306,612

		822,030
Independent Power Producers & Energy Traders 0.1%
Black Hills Corp.	3,500	121,135

Multi-Utilities 0.1%
Avista Corp.				7,100	125,741

Total Common Stocks (Cost $166,035,258)					177,414,653

				Principal Amount ($)	Value ($)
US Treasury Obligations 0.4%
US Treasury Bill 3.75%**, 1/19/2006 (b) (Cost $648,791)				655,000	653,856
				Shares	Value ($)
Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 4.28% (c) (d) (Cost $8,393,350)				8,393,350	8,393,350
Cash Equivalents 2.7%
Cash Management QP Trust, 4.26% (e) (Cost $4,954,974)				4,954,974	4,954,974
				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 180,032,373)				104.9	191,416,833
Other Assets and Liabilities, Net				(4.9)	(8,921,050)

Net Assets				100.0	182,495,783

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $8,171,433 which is 4.5% of net assets.
(b)				At December 31, 2005, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending.
(e)				Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At December 31, 2005, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

Russell 2000 Index	3/16/2006	14	4,832,863	4,748,100	(84,763)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006